Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Stockholders’ Equity

Note 7 – Stockholders’ Equity

Pursuant to the Company’s amended and restated articles of incorporation, the Company is authorized to issue 100,000,000 shares of common stock, with a par value of $0.00001 per share, and 20,000,000 shares of preferred stock, with a par value of $0.00001 per share.

Series A Preferred Shares

The Series A Preferred Stock, in accordance with its terms, is automatically convertible into a number of shares of the Company’s common stock upon the closing of the sale of shares of common stock to the public in a qualified offering (as set forth in the Series A certificate of designation) or upon listing of the Company’s common stock on a national securities exchange.

During September 2022, the Company converted 1,213 shares of Series A Preferred Stock into 336,810 shares of common stock and warrants to purchase 336,810 shares of common stock, which conversion shares and warrants were calculated using a conversion price of 90% of the IPO price of $4.00 per share, resulting in a discounted conversion price of $3.60 per share. The warrants issued to the Series A Preferred Stockholders are exercisable at $4.00 per share for a period of three years.

For the nine months ended September 30, 2022, the Company accrued $71,009 for the 8.5% cumulative dividends on the Series A Preferred stock and $103,062 for the year ended December 31, 2021, for a total of $402,068 and $331,059 respectively.

During September 2022, the Company paid the dividend payable balance of $402,068 to the Series A Stockholders through the issuance of 100,517 shares of common stock.

As of September 30, 2022, the Company had no shares of Series A Preferred Stock outstanding, and 1,213 shares as of December 31, 2021.

Common Stock

As of September 30, 2022 and December 31, 2021, the Company had 13,586,393 and 9,312,152 shares of common stock issued and outstanding, respectively. The balance includes 20,626 and 21,530 shares of restricted stock issued in 2021 and 2020 respectively and 839 shares of common stock issued to settle shares of common stock owed to Shuttle’s original membership holders.

During the nine months ended September 30, 2022, the Company issued:

Issuance	Shares	Value $
Public offering(1)	1,409,771	10,031,415
Notes payable	147,500	588,524
Warrant exercises(2)	2,267,551	590,574
Common stock payable	839	16,340
Preferred Share and Dividends Payable(3)	437,327	402,068

(1)	Value is net of $1,407,262 of fees associated with the issuances.
(2)	Includes 197,273 broker warrants exercised on a cashless basis for 180,280 shares of common stock and warrants to purchase 1,409,771 shares of common stock exercised as part of the Company’s initial public offering.
(3)	Includes 336,810 shares of common stock issued upon conversion of 1,213 Preferred Shares and 100,517 common shares to settle dividends payable balance.

Common Stock to be Issued

On June 4, 2018, $120,250 outstanding convertible notes were converted to 6,182 shares of common stock of the Company at a price of $19.44 per share. The Company recorded $16,340 of common stock to be issued for the accrued interest. As of September 30, 2022, 839 shares of common stock were issued to settle the $16,340 of common stock to be issued to Shuttle’s original membership interest holders.

Warrants

The Series A Preferred Stock sold in the Company’s 2018 and 2019 private placement offerings included warrants to be issued upon the earlier of a closing of the sale of shares of common stock to the public at a prices per share of at least $13.88 or in a firm commitment underwritten public offering pursuant to an effective registration statement resulting in gross proceeds of at least $15,000,000. The warrants shall be exercisable for a period of three years after the date of issuance. The warrant exercise price is contingent on the terms of the public offering. If an initial public offering occurs at a price at or above $13.88 per share, then the exercise price shall be set to the issuance price of the common stock with the number of warrants determined based on a 10% discount to the per share common stock issuance price. In the scenario where the common stock is listed with the common stock issuance price below $13.88, the exercise price will be set to $20.82 with the number of warrants based on a fixed conversion price of $12.49, which represents a 10.0% discount to the $13.88 threshold. The warrants also have contingent call features based on the terms of the public offering. If an initial public offering occurs at a price at or above $13.88, then the warrants are callable if the 20-day VWAP of the common stock in at or above 150% of the variable exercise price. In the scenario where the common stock is listed with a common stock issuance price below $13.88, then the warrants are callable if the 20-day VWAP of the common stock is at or above the $20.82 exercise price. The detachable warrants contained terms and features that gave rise to derivative liability classification.

Effective April 6, 2022, the Company amended its certificate of designation for the Series A Preferred Stock (the “Amended Series A Preferred Certificate of Designation”) in order to modify the conditions pursuant to which the Series A Preferred Stock would automatically convert. Under the Amended Series A Certificate of Designation, the automatic conversion feature was amended so as to allow for conversion upon completion of a $10,000,000 public offering or the listing of the Company’s common stock on a qualified exchange, in which case the Series A Preferred Stock would convert at either 90% of the per share IPO price or $5.00 per share. As a result, upon completion of our initial public offering, the Series A Preferred Stock was converted and warrants were issued in relation to the conversion, with each warrant then exercisable at the equivalent of the per share initial public offering price.

Current accounting principles that are provided in ASC 815 - Derivatives and Hedging require derivative financial instruments to be classified in liabilities and carried at fair value with changes recorded in income. The Company has selected the Binomial Option Pricing valuation technique to fair value the compound embedded derivative. Inherent in a binomial options pricing model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate, and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility of comparable companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants.

The derivative warrant liability linked to the Series A Preferred Stock as of September 30, 2022 and December 31, 2021 was $0 and $94,025, respectively. For the period ended September 30, 2022 and 2021, the change in fair value of warrant liability was a gain of $94,025 and a gain of $30,971, respectively.

The estimated fair values of the liability measured on a recurring basis are as follows:

December 31,
2021
Expected average volatility	85.5%
Dividend yield	8.5%
Expected life	2.33 Years
Risk-free interest rate	0.73%

A continuity schedule of the Series A Preferred Stock warrants is set forth below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding, December 31, 2020	48,532	$24.98	3.33
Granted	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Outstanding and Exercisable, December 31, 2021	48,532	$24.98	2.33
Granted	-	-	-
Forfeited	-	-	-
Exercised	(48,532)	24.98	-
Outstanding and Exercisable, September 30, 2022	-	$-	-

A continuity schedule of the common stock warrants is set forth below:

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2021	-	$-
Granted	2,304,544	2.89
Forfeited	-	-
Exercised(1)	(2,284,544)	2.89
Outstanding and Exercisable, September 30, 2022	20,000	$2.50

(1)	Includes 197,273 warrants exercised on a cashless basis for 180,280 common stock.

Equity Incentive Plan

Our 2018 Equity Incentive Plan provides for equity incentives to be granted to our employees, executive officers or directors and to key advisers and consultants. Equity incentives may be in the form of stock options with an exercise price of not less than the fair market value of the underlying shares as determined pursuant to the 2018 Equity Incentive Plan, restricted stock awards, other stock-based awards, or any combination of the foregoing. The 2018 Equity Incentive Plan is administered by the Company’s compensation committee. We have reserved 3,000,000 shares of our common stock for issuance under the 2018 Equity Incentive Plan. As of September 30, 2022, 384,167 shares have been granted under the 2018 Equity Incentive Plan.

Restricted Stock Units. We may grant restricted stock units under our 2018 Plan. Restricted stock units are bookkeeping entries representing an amount equal to the fair market value of one share of our common stock. Subject to the provisions of our 2018 Plan, the administrator determines the terms and conditions of restricted stock units, including the vesting criteria and the form and timing of payment. The administrator, in its sole discretion, may pay earned restricted stock units in the form of cash, in shares or in some combination thereof. Notwithstanding the foregoing, the administrator, in its sole discretion, may accelerate the time at which any restrictions will lapse or be removed.

On August 16, 2019, five individuals were appointed to the Board of Directors of the Company to serve as directors. Each individual entered into an agreement outlining the terms of their service as a director and pursuant to which they would each receive a grant of $75,000 worth of Restricted Stock Units (“RSUs”) issuable under the Company’s 2018 Equity Incentive Plan (the “2018 Plan”). The RSUs vested annually in one third increments from the date of appointment. Under the terms of the director agreements, the Company has also agreed to pay each director $25,000 per annum, payable in equal quarterly installments commencing 90 days following the Company becoming a publicly reporting company under the Securities Exchange Act of 1934, as amended.

During the nine months ended September 30, 2022 and 2021, pursuant to the agreements with directors and officers, compensation expense for the RSUs of $356,733 and $367,551 was included in compensation, respectively.

As of September 30, 2022, there was $8,334 of total unrecognized compensation cost related to non-vested share-based compensation arrangements which is expected to be recognized within the current year.

A continuity schedule of the Restricted Stock Units (RSUs) is set forth as follows:

	Number of RSU	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding, December 31, 2020	61,884	$23.76	4.33
Granted	-		-
Forfeited	(2,702)	27.76	-
Exercised	-	-	-
Outstanding, December 31, 2021	59,182	$23.57	3.33
Granted	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Outstanding, September 30, 2022	59,182	$23.57	2.58
Exercisable, September 30, 2022	58,813	$23.74	2.58

Note 7 – Stockholders’ Equity

Pursuant to the Company’s amended and restated articles of incorporation, the Company is authorized to issue 100,000,000 shares of common stock, with a par value of $0.00001 per share, and 20,000,000 shares of preferred stock, with a par value of $0.00001 per share.

Series A Preferred Shares

The Series A Preferred Stock, in accordance with its terms, is automatically convertible into a number of shares of the Company’s common stock upon the closing of the sale of shares of common stock to the public in a qualified offering (as set forth in the Series A certificate of designation) or upon listing of the Company’s common stock on a national securities exchange.

As of December 31, 2021, and 2020, the Company had 1,213 shares of Series A Preferred Stock issued and outstanding.

As of December 31, 2021, and 2020, the Company had accrued the 8.5% cumulative dividends on the Series A Preferred stock of $331,059 and $227,997 respectively.

Common Stock

As of December 31, 2021, and 2020, the Company had 9,312,152 and 9,291,526 shares of common stock issued and outstanding, respectively. The balance includes 20,626 and 21,530 shares of restricted stock issued in 2021 and 2020 respectively.

Common Stock to be Issued

On June 4, 2018, $120,250 outstanding convertible notes were converted to 6,182 shares of common stock of the Company at a price of $19.44 per share. The Company has recorded $16,340 of common stock to be issued for the accrued interest. As of December 31, 2020 and 2021, the common stock has not been issued.

Warrants

The Series A Preferred Stock sold in the private placement offerings, included warrants to be issued upon the earlier of a closing of the sale of shares of common stock to the public at a prices per share of at least $13.88 or in a firm commitment underwritten public offering pursuant to an effective registration statement resulting in gross proceeds of at least $15,000,000. The warrants shall be exercisable for a period of three years after the date of issuance. The warrant exercise price is contingent on the terms of the public offering. If an initial public offering occurs at a price at or above $13.88 per share, then the exercise price shall be set to the issuance price of the common stock with the number of warrants determined based on a 10% discount to the per share common stock issuance price. In the scenario where the common stock is listed with the common stock issuance price below $13.88, the exercise price will be set to $20.82 with the number of warrants based on a fixed conversion price of $12.49, which represents a 10.0% discount to the $13.88 threshold. The warrants also have contingent call features based on the terms of the public offering. If an initial public offering occurs at a price at or above $13.88, then the warrants are callable if the 20-day VWAP of the common stock in at or above 150% of the variable exercise price. In the scenario where the common stock is listed with a common stock issuance price below $13.88, then the warrants are callable if the 20-day VWAP of the common stock is at or above the $20.82 exercise price. The detachable warrants contained terms and features that gave rise to derivative liability classification.

Current accounting principles that are provided in ASC 815 - Derivatives and Hedging require derivative financial instruments to be classified in liabilities and carried at fair value with changes recorded in income. The Company has selected the Binomial Option Pricing valuation technique to fair value the compound embedded derivative. Inherent in a binomial options pricing model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate, and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility of comparable companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants.

The derivative liability linked to the Series A Preferred Stock as of December 31, 2021 and 2020 was $94,025 and $673,171, respectively. The change in fair value of warrant liability was a gain of $579,146 as of December 31, 2021 and a loss of $256,580 as of December 31, 2020.

For the year ended December 31, 2021, and 2020, the estimated fair values of the liability measured on a recurring basis are as follows:

	December 31,	December 31,
	2021	2020
Expected average volatility	85.5%	69.8%
Dividend yield	8.5%	8.5%
Expected life	2.33 Years	3.33 Years
Risk-free interest rate	0.73%	0.17%

A continuity schedule of the Series A Preferred Stock warrants is set forth below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Life (years)	Intrinsic Value
Outstanding, December 31, 2019	48,532	$24.98	4.33	$-
Granted	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Outstanding, December 31, 2020	48,532	24.98	3.33	-
Granted	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Outstanding and Exercisable, December 31, 2021	48,532	$24.98	2.33	$-

Equity Incentive Plan

Our 2018 Equity Incentive Plan provides for equity incentives to be granted to our employees, executive officers or directors and to key advisers and consultants. Equity incentives may be in the form of stock options with an exercise price of not less than the fair market value of the underlying shares as determined pursuant to the 2018 Equity Incentive Plan, restricted stock awards, other stock-based awards, or any combination of the foregoing. The 2018 Equity Incentive Plan is administered by the Company’s compensation committee or, alternatively, if there is no compensation committee, the Company’s board of directors. We have reserved 3,000,000 shares of our common stock for issuance under the 2018 Equity Incentive Plan. As of December 31, 2021, 384,167 shares have been granted under the 2018 Equity Incentive Plan.

Restricted Stock Units. We may grant restricted stock units under our 2018 Plan. Restricted stock units are bookkeeping entries representing an amount equal to the fair market value of one share of our common stock. Subject to the provisions of our 2018 Plan, the administrator determines the terms and conditions of restricted stock units, including the vesting criteria and the form and timing of payment. The administrator, in its sole discretion, may pay earned restricted stock units in the form of cash, in shares or in some combination thereof. Notwithstanding the foregoing, the administrator, in its sole discretion, may accelerate the time at which any restrictions will lapse or be removed.

On August 16, 2019, five individuals were appointed to the Board of Directors of the Company to serve as directors. Each individual entered into an agreement pursuant to which they will serve as a director and pursuant to which they would each receive a grant of $75,000 worth of Restricted Stock Units (“RSUs”) issuable under the Company’s 2018 Equity Incentive Plan (the “2018 Plan”). The RSUs vest annually in one third increments from the date of appointment. Under the terms of the director agreements, the Company has also agreed to pay each director $25,000 per annum, payable in equal quarterly installments commencing 90 days following the Company becoming a publicly reporting company under the Securities Exchange Act of 1934, as amended.

During the years ended December 31, 2021 and 2020, pursuant to the agreements with directors and officers 20,626 and 21,530 RSUs were issued with a value of $490,067 and $459,589 included in wages, respectively.

As of December 31, 2021, there was $390,067 of total unrecognized compensation cost related to non-vested share-based compensation arrangements which is expected to be recognized within the next two years.

A continuity schedule of the Restricted Stock Units (RSU) follows:

	Number of RSU	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding, December 31, 2019	60,169	$24.02	-
Granted	4,417	22.64	-
Forfeited	(2,702)	27.76	-
Exercised	-	-	-
Outstanding, December 31, 2020	61,884	23.76	4.33
Granted	-		-
Forfeited	(2,702)	27.76	-
Exercised	-	-	-
Outstanding, December 31, 2021	59,182	$23.57	3.33
Exercisable, December 31, 2021	43,056	$23.93	3.33